RELATED-PARTY TRANSACTIONS (Details Narrative) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended				60 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended
	Feb. 28, 2011	Oct. 31, 2010	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Mar. 31, 2012 Issuance Number One [Member]	Mar. 31, 2012 Issuance Number Two [Member]	Sep. 30, 2013 Issuance Number Two [Member]	Jan. 31, 2013 Issuance Number Three [Member]	Dec. 31, 2012 Issuance Number Three [Member]
Funding EMS received to purchase intellectual property rights								$ 59,000
Funding Neurotrophics received to purchase intellectual property rights								100,000
Funding CNS received to purchase intellectual property rights							100,000
Notes issued pursuant to investments made into Neurotrophics							100,000
Installment payments made by CNS to EMS							90,000
Notes issued pursuant to investments in favor of Neurotrophics, amount	222,083			90,000	0
Notes issued pursuant to investments in favor of Neurotrophics, interest	2.00%
Notes issued pursuant to investments in favor of Neurotrophics, maturity date	2015-03-05
Notes issued pursuant to investments in favor of John and Gerald Commissiong, amount	59,319
Royalty from Commercial Revenue		2.50%
Royalty from Commercial Revenue to John Commissiong		1.25%
Royalty from Commercial Revenue to Gerald Commissiong		1.25%
Royalty from gross proceeds of the company to Martin D. Cleary		5.00%
Consulting services			0		0	200,000			479,166
Convertible Promissory Note converted, amount										21,000	30,000	60,172	100,000	160,172
Convertible Promissory Note converted, shares										217,280	608,300		2,765,625
Advances From John Commissiong			69,273	69,273	34,877				34,877
Advances From Gerald Commissiong			53,200	53,200	23,200				23,200
Convertible Promissory Note held by Director, amount converted													100,000
Convertible Promissory Note held by Directors wife, amount converted													50,000
Convertible Promissory Note held by Director and wife, accrued interest													15,000
Contingent Liability Obligations					$ 0	$ 222,083